Expenses by nature - Schedule of principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PricewaterhouseCoopers Audit
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,891	€ 1,122
Audit fees, percentage	99.00%	91.00%
Audit-related Fees	€ 0	€ 90
Audit-related fees, percentage	0.00%	7.00%
Tax Fees	€ 25	€ 25
Tax Fees, percentage	1.00%	2.00%
All Other Fees	€ 0	€ 0
All Other Fees, percentage	0.00%	0.00%
Auditor's remuneration	€ 1,916	€ 1,238
Auditor's remuneration, percentage	100.00%	100.00%
Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,678	€ 1,113
Audit fees, percentage	99.00%	93.00%
Audit-related Fees	€ 13	€ 85
Audit-related fees, percentage	1.00%	7.00%
Tax Fees	€ 0	€ 0
Tax Fees, percentage	0.00%	0.00%
All Other Fees	€ 0	€ 0
All Other Fees, percentage	0.00%	0.00%
Auditor's remuneration	€ 1,691	€ 1,199
Auditor's remuneration, percentage	100.00%	100.00%
Statutory auditor | PricewaterhouseCoopers Audit
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,386	€ 937
Audit-related Fees	0	85
Statutory auditor | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	1,376	939
Audit-related Fees	13	85
Statutory auditor's network | PricewaterhouseCoopers Audit
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	505	185
Audit-related Fees	0	5
Tax Fees	25	25
Statutory auditor's network | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	302	174
Audit-related Fees	0	0
Tax Fees	€ 0	€ 0